SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 13, 2022	Sep. 28, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash balance			$ 261,079		$ 261,079			$ 76,356	$ 472,509
Allowance for doubtful accounts receivable			$ 1,379,519		1,379,519			1,379,519	1,216,204
Bad debt expense					$ 0	$ 5,064		$ 25,928	$ 753,475
Dilutive shares issued and outstanding			31,341,436	30,763,338	31,341,436	30,763,338		31,019,544	29,183,800
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 1,995,694	$ 196,709
Federal deposit insurance								$ 0
Goodwill								$ 0
Basic shares issued and outstanding			31,341,436	30,763,338	31,341,436	30,763,338		31,019,544	29,183,800
Net loss			$ (2,625,101)	$ 360,361	$ (4,620,795)	$ 163,652		$ 3,753,268	$ 6,610,119
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Software developers making cost								792,500
Research and development expense								47,500
Hourly rate								75
Software developers making cost								$ 98,000
David Boulette [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life								36 months
Software developers making cost								$ 792,500
Research and development expense								47,500
Research and development salary per hour								360,000
AdFlare Acquisition [Member]
Property, Plant and Equipment [Line Items]
Goodwill	$ 1,500,000						$ 1,500,000			$ 1,500,000
Goodwill fair value							0			0
Goodwill impairment loss							1,500,000			1,500,000
AdFlare Acquisition [Member] | Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Shares exchanged with restricted stock	125,000
Value of shares exchanged with restricted stock	$ 1,500,000
Goodwill fair value							$ 0			0
Goodwill impairment loss										$ 1,500,000
Eva Media Corp [Member]
Property, Plant and Equipment [Line Items]
Goodwill			$ 0		$ 0			$ 2,010,606
Goodwill impairment loss											$ 144,098,143
Eva Media Corp [Member] | Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Shares exchanged with restricted stock		27,548,044
AdFlare Acquisition [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years		3 years			3 years
Website [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years		3 years			3 years
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
New lease payment					$ 229			$ 229
Lease rent						$ 1,374		$ 2,748	$ 2,748